Stock-Based Compensation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) [Line Items]
Options outstanding (in Shares)	1,838,759	2,671,738
Aggregate intrinsic value of options exercised	$ 5,800,000	$ 4,000
Common stock, capital shares reserved for future issuance (in Shares)	6,863,000
Unamortized stock-based compensation	$ 6,400,000
Unamortized stock-based compensation, weighted average remaining amortization period	2 years 11 months 23 days
Restricted Stock Units (RSUs) [Member]
Stock-Based Compensation (Details) [Line Items]
Aggregate fair value	$ 944,579
2018 Stock Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Options outstanding (in Shares)	1,838,759
Vesting period	4 years
Expiration period	10 years
2018 Stock Plan [Member] | Share-based Payment Arrangement, Tranche One [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting percentage	25.00%
2018 Stock Plan [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Stock-Based Compensation (Details) [Line Items]
Vesting period	36 months
2021 Equity Plan [Member]
Stock-Based Compensation (Details) [Line Items]
Common stock, capital shares reserved for future issuance (in Shares)	14,291,496